Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee typically approves and grants equity awards to our named executive officers biennially, with each such award having a target grant date value as set forth in a two-year executive officer plan that is adopted by the Compensation Committee in advance of such grants. Awards granted to any newly hired or promoted executive officers are typically made on or close in time to the effective date of hire or promotion. We generally aim to avoid granting equity awards, including stock options (or similar awards), in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and the release of material non-public information is not timed based on stock option or other equity award grant dates. We do not currently grant stock options or similar stock appreciation awards as part of our equity compensation program. Accordingly, during the last completed fiscal year, we did not grant any stock options (or similar awards) to our named executive officers during any period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed material nonpublic information (other than a Company current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such reports. If stock options were to be granted in the future, the Company would generally aim to avoid granting such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock.

Award Timing Method	Awards granted to any newly hired or promoted executive officers are typically made on or close in time to the effective date of hire or promotion. We generally aim to avoid granting equity awards, including stock options (or similar awards), in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and the release of material non-public information is not timed based on stock option or other equity award grant dates. We do not currently grant stock options or similar stock appreciation awards as part of our equity compensation program. Accordingly, during the last completed fiscal year, we did not grant any stock options (or similar awards) to our named executive officers during any period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed material nonpublic information (other than a Company current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such reports. If stock options were to be granted in the future, the Company would generally aim to avoid granting such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We generally aim to avoid granting equity awards, including stock options (or similar awards), in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and the release of material non-public information is not timed based on stock option or other equity award grant dates. We do not currently grant stock options or similar stock appreciation awards as part of our equity compensation program. Accordingly, during the last completed fiscal year, we did not grant any stock options (or similar awards) to our named executive officers during any period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed material nonpublic information (other than a Company current report on Form 8-K disclosing a material new option award grant under Item 5.02(e) of that form), and ending one business day after the filing or furnishing of such reports.
MNPI Disclosure Timed for Compensation Value	false